Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Present value of the defined benefit obligations	$ 3,060	$ 3,489
Fair value of plan assets	(4,307)	(4,065)
Prepaid pension cost	$ (1,247)	$ (576)